CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Treasury Shares [Member]	Additional paid-in capital [Member]	Retained earnings (deficit) [Member]	Accumulated other comprehensive income (loss) [Member]
Balance (in shares) at Dec. 31, 2013		31,097,844	507,147
Balance at Dec. 31, 2013	$ 362,996	$ 329,628	$ (5,137)	$ 25,996	$ 19,367	$ (6,858)
Increase (Decrease) in Stockholders' Equity
Stock option exercises (note 11) (in shares)		686,384
Stock option exercises (note 11)	6,404	$ 9,236		(2,832)
Stock-based compensation (note 11)	9,404			9,404
Purchase of treasury shares for RSU distribution (in shares)			311,333
Purchase of treasury shares for RSU distribution	(5,955)		$ (5,955)
Distribution of vested RSUs (in shares)		84,313	(475,835)
Distribution of vested RSUs	(1,403)	$ 776	$ 4,856	(7,035)
Excess tax benefits from equity awards	1,376			1,376
Net earnings (loss)	(16,853)				(16,853)
Foreign currency translation adjustments, net of tax	893					893
Balance at Dec. 31, 2014	356,862	$ 339,640	$ (6,236)	26,909	2,514	(5,965)
Balance (in shares) at Dec. 31, 2014		31,868,541	342,645
Increase (Decrease) in Stockholders' Equity
Stock option exercises (note 11) (in shares)		357,136
Stock option exercises (note 11)	3,837	$ 5,434		(1,597)
Stock-based compensation (note 11)	8,942			8,942
Purchase of treasury shares for RSU distribution (in shares)			306,476
Purchase of treasury shares for RSU distribution	(6,584)		$ (6,584)
Distribution of vested RSUs (in shares)		111,524	(408,508)
Distribution of vested RSUs	(2,344)	$ 1,379	$ 8,803	(12,526)
Excess tax benefits from equity awards	2,270			2,270
Net earnings (loss)	(2,674)				(2,674)
Foreign currency translation adjustments, net of tax	(2,013)					(2,013)
Balance at Dec. 31, 2015	358,296	$ 346,453	$ (4,017)	23,998	(160)	(7,978)
Balance (in shares) at Dec. 31, 2015		32,337,201	240,613
Increase (Decrease) in Stockholders' Equity
Common share cancellation (note 22) (in shares)		(809,872)
Common share cancellation (note 22)	(10,203)	$ (8,696)			(1,507)
Stock option exercises (note 11) (in shares)		231,704
Stock option exercises (note 11)	2,048	$ 2,906		(858)
Stock-based compensation (note 11)	7,629			7,629
Purchase of treasury shares for RSU distribution (in shares)			305,629
Purchase of treasury shares for RSU distribution	(4,214)		$ (4,214)
Distribution of vested RSUs (in shares)		100,927	(190,771)
Distribution of vested RSUs	(909)	$ 1,787	$ 3,097	(5,793)
Net earnings (loss)	15,385				15,385
Foreign currency translation adjustments, net of tax	(6,448)					(6,448)
Balance at Dec. 31, 2016	$ 361,584	$ 342,450	$ (5,134)	$ 24,976	$ 13,718	$ (14,426)
Balance (in shares) at Dec. 31, 2016		31,859,960	355,471